Embedded Derivatives (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Embedded Derivatives [Abstract]
Schedule of Movement of Embedded Derivatives

The following outlines the movement of the embedded derivatives during year ended December 31, 2023:

($)
Fair value of embedded derivatives on December 15, 2023	1,951
Change in fair value during the year	(30)
Balance at December 31, 2023	1,921